LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES
                    (THE "ASSET ALLOCATION FUND" AND "FUND")
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005

     The paragraphs describing the portfolio managers for the Asset Allocation Fund under the section TRUST MANAGEMENT ORGANIZATIONS: PORTFOLIO MANAGERS are replaced in their entirety as follows:

LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES.
HARVEY B. HIRSCHHORN, an executive vice president of Columbia Management, is the lead portfolio manager of the Fund. Mr. Hirschhorn has been associated with the advisor and its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund's assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large cap growth stocks                              Paul J. Berlinguet, Edward P. Hickey, Roger R. Sullivan and Mary-Ann Ward
Large cap value stocks                               Brian J. Cunningham, Gregory M. Miller
and Richard Dahlberg
Mid cap growth stocks                                Kenneth A. Korngiebel
Mid cap value stocks                                 Diane Sobin, David Hoffman, Lori Ensinger,
                                                     and Noah Petrucci
Small cap growth stocks                              Christian Pineno, Daniel H. Cole, Thomas P. Lettenberger
                                                     and Steven R. Lilly
Small cap value stocks                               Stephen D. Barbaro
Foreign stocks                                       NIMNAI
Investment grade bonds                               Leonard A. Aplet
Non-investment grade bonds                           Jeffrey L. Rippey

PAUL J. BERLINGUET, a senior vice president of Columbia Management, head of the advisor's Small Cap Growth team and head of the Large Cap Growth team, has managed or co-managed the portion of the Fund allocated to the large cap growth stocks category since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large cap growth portfolio manager at Baring Asset Management. During his 12-year career at Baring Asset Management, he also managed a small cap aggressive growth unit trust and was lead Portfolio Manager for four years.

EDWARD P. HICKEY, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Hickey has been associated with Columbia Management or its predecessors since November, 1998.

ROGER R. SULLIVAN, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Sullivan has been associated with Columbia Management or its predecessors since January, 2005. Prior to joining in January, 2005, Mr. Sullivan was a senior vice president of Putnam Investments from December, 1994 to December, 2004.

MARY-ANN WARD, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Ms. Ward has been associated with Columbia Management or its predecessors since July, 1997.

BRIAN CUNNINGHAM, a vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the large cap value stocks category and has co-managed the portion of the Fund allocated to the large cap value stocks category since October, 2003. Mr. Cunningham has been with Columbia Management and its predecessor since 1987.

GREGORY M. MILLER, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the large cap value stocks category and has co-managed the portion of the Fund allocated to the large cap value stocks category since April, 2003. Mr. Miller has been with Columbia Management and its predecessor since 1985.

RICHARD DAHLBERG, a senior portfolio manager and head of Columbia Management's Income Strategies Group, is a co-manager for the portion of the Fund allocated to the large cap value stocks category and has co-managed the portion of the Fund allocated to the large cap value stocks category since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg managed value investments for the last 30 years, most recently with Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002 and with Pioneer Investment Management, Inc. from September, 1998 to November, 2001.

KENNETH A. KORNGIEBEL, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.

DIANE L. SOBIN, a senior portfolio manager of Columbia Management, is lead manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management or its affiliates since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001.

DAVID I. HOFFMAN, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management or its affiliates since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001.

LORI J. ENSINGER, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September, 2004. Ms. Ensinger has been associated with Columbia Management or its affiliates since August, 2001. Prior to 2001, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Zurich Scudder Investments from 1999 to 2001.

NOAH J. PETRUCCI, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September, 2004. Mr. Petrucci has been associated with Columbia Management or its affiliates since February, 2002. Prior to February, 2002, Mr. Petrucci was employed by Zurich Scudder Investments from October, 1996, serving most recently as a product specialist/portfolio manager from April, 2001 to February, 2002.

CHRISTIAN PINENO, a portfolio manager of Columbia Management, is the lead manager for the portion of the Fund allocated to the small-cap growth stocks category and has been associated with that portion of the Fund since June, 2005. Mr. Pineno has been associated with Columbia Management or its affiliates since July, 1995.

DANIEL H. COLE, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Cole has been associated with Columbia Management or its affiliates since September, 2001. Prior to September, 2001, Mr. Cole was a portfolio manager and analyst with Neuberger Berman, LLC from July, 1999 to September, 2001.

THOMAS P. LETTENBERGER, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Lettenberger has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management, Mr. Lettenberger was an equity research analyst at William Blair LLC from July, 1998 to August, 2000.

STEVEN R. LILLY, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Lilly has been an analyst for small and mid cap growth products and has been associated with Columbia Management or its affiliates since July, 1995.

STEPHEN D. BARBARO, a vice president of Columbia Management, manages the portion of the Fund's assets allocated to the small cap value stocks category. He has been associated with Columbia Management and its predecessors since 1976.

LEONARD A. APLET, senior vice president of Columbia Management, manages the portion of the Fund allocated to the investment grade bonds category and has managed that portion of the Fund since March, 2005. Mr. Aplet has been associated with Columbia Management since 1987.

JEFFREY L. RIPPEY, a senior vice president of Columbia Management and head of Columbia Management's Portland High Yield Team, manages the portions of the Fund's assets allocated to the non-investment grade bonds category. Mr. Rippey has been associated with Columbia Management and its predecessors since 1987.

NORDEA INVESTMENT MANAGEMENT NORTH AMERICA, INC. (NIMNAI), located at 437 Madison Avenue, 22nd Floor, New York, New York 10022, is the Asset Allocation Fund's investment sub-advisor. The subadvisory agreement with NIMNAI provides that the Fund's advisor shall pay NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of that portion of the Asset Allocation Fund's assets under management by NIMNAI. NIMNAI offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations and insurance companies, as well as to mutual fund sponsors on a sub-advisory basis. NIMNAI is an indirect wholly owned subsidiary of Nordea AB. As part of an internal reorganization, Nordea AB created NIMNAI to assume the investment management business of Nordea Securities, Inc. In its duties as investment subadvisor, NIMNAI manages a portion of the Asset Allocation Fund's foreign securities. NIMNAI has been an investment advisor since 1994. As of January 31, 2005, NIMNAI managed over $101 billion in assets. NIMNAI investment decisions are made by a team. No single individual at NIMNAI is primarily responsible for making investment decisions with respect to the Asset Allocation Fund.

ROBERT MADSEN, a portfolio manager for NIMNAI, is a co-manager for the portion of the Fund allocated to foreign stocks and has co-managed the portion of the Fund since July, 2001. Mr. Madsen has been associated with NIMNAI since 1993.

KLAUS ROPKE, a portfolio manager for NIMNAI, is a co-manager the portion of the Fund allocated to foreign stocks and has co-managed the portion of the Fund since July, 2001. Mr Ropke has been associated with NIMNAI since 1995.


                                                                  June 24, 2005

                 COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES
                          (THE "LARGE CAP GROWTH FUND")
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005

     The paragraphs describing the portfolio managers for the Large Cap Growth Fund under the section TRUST MANAGEMENT ORGANIZATIONS: PORTFOLIO MANAGERS are replaced in their entirety as follows:

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES.
PAUL J. BERLINGUET, a senior vice president of Columbia Management, head of Columbia Management's Small Cap Growth team and co-head of Columbia Management's Large Cap Growth team, is the manager for the Large Cap Growth Fund and has managed the Fund since February, 2005. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large cap growth portfolio manager at Baring Asset Management.

EDWARD P. HICKEY, a portfolio manager of Columbia Management, is a co-manager for the Large Cap Growth Fund and has co-managed the Fund since June, 2005. Mr. Hickey has been associated with Columbia Management or its predecessors since November, 1998.

ROGER R. SULLIVAN, a portfolio manager of Columbia Management, is a co-manager for the Large Cap Growth Fund and has co-managed the Fund since June, 2005. Mr. Sullivan has been associated with Columbia Management or its predecessors since January, 2005. Prior to joining in January, 2005, Mr. Sullivan was a senior vice president of Putnam Investments from December, 1994 to December, 2004.

MARY-ANN WARD, a portfolio manager of Columbia Management, is a co-manager for the Large Cap Growth Fund and has co-managed the Fund since June, 2005. Ms. Ward has been associated with Columbia Management or its predecessors since July, 1997.


                                                                  June 24, 2005

                LIBERTY SMALL COMPAY GROWTH FUND, VARIABLE SERIES
                        (THE "SMALL COMPANY GROWTH FUND")
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005

     The paragraphs describing the portfolio managers for the Small Company Growth Fund under the section TRUST MANAGEMENT ORGANIZATIONS: PORTFOLIO MANAGERS are replaced in their entirety as follows:

LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES.
CHRISTIAN PINENO, a portfolio manager of Columbia Management, is the lead manager for the Fund and has been associated with the Fund since June, 2005. Mr. Pineno has been associated with Columbia Management or its affiliates since July, 1995.

DANIEL H. COLE, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2005. Mr. Cole has been associated with Columbia Management or its affiliates since September, 2001. Prior to September, 2001, Mr. Cole was a portfolio manager and analyst with Neuberger Berman, LLC from July, 1999 to September, 2001.

THOMAS P. LETTENBERGER, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since April,2004. Mr. Lettenberger has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management, Mr. Lettenberger was an equity research analyst at William Blair LLC from July, 1998 to August, 2000.

STEVEN R. LILLY, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since April, 2004. Mr. Lilly has been an analyst for small and mid cap growth products and has been associated with Columbia Management or its affiliates since July, 1995.



                                                                  June 24, 2005

                     STEINROE VARIABLE INVESTMENT TRUST
                LIBERTY MONEY MARKET FUND, VARIABLE SERIES
              LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES
               LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES
             COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES
            LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES
                 (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")
    SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2005

The Section of the Statement of Additional Information entitled "PORTFOLIO MANAGERS" is replaced in its entirety as follows:

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that each Fund's portfolio managers managed as of each Fund's fiscal year-end.

----------------------- ---------------------------- ---------------------------- ---------------------------



                           OTHER SEC-REGISTERED
  PORTFOLIO MANAGER       OPEN-END AND CLOSED-END
                          FUNDS                        OTHER POOLED INVESTMENT
                                                              VEHICLES                  OTHER ACCOUNTS

----------------------- ---------------------------- ---------------------------- ---------------------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
                         Number of       Assets       Number of       Assets       Number of       Assets
                          accounts                     accounts                     accounts
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
    Leonard Aplet            9        $3.2 billion        6        $2.7 billion       103       $3.4 billion
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
  Paul J. Berlinguet         8        $2.28 billion       1        $381 million        14       $155 million
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
 Brian J. Cunningham         6        $2.65 billion       1        $485 million        27          $93.8
                                                                                                  million
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
    Daniel H. Cole           15          $1.070           0             N/A            2          $644,031
                                         billion
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
   Richard Dahlberg          6        $2.65 billion       0             N/A            83       $596 million
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
   Edward P. Hickey          0             N/A            0             N/A            42       $3.1 billion
----------------------- ------------- -------------- ------------- -------------- ------------- -------------

----------------------- ------------- -------------- ------------- -------------- ------------- -------------
  Harvey Hirschhorn          2        $1.1 billion        1        $2.2 billion        4        $1.2 million
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
 Thomas Lettenberger         5        $484 million        1         $98 million        4        $51 million
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
     Steven Lilly            5        $484 million        1         $98 million        3        $51 million
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
    Robert Madsen*           0             N/A            14       $1.01 billion       0            N/A
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
  Gregory M. Miller          7        $2.91 billion       1        $485 million        59          $1.31
                                                                                                  billion
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
   Ann T. Peterson           2        $1.1 billion        0             N/A            1          $14,000
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
   Christian Pineno          15       $975 million        0             N/A            2        $1.2 million
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
  Jeffrey L. Rippey          7        $2.6 billion        1         $4 million         22       $450 million
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
     Klaus Ropke*            0             N/A            4        $265 million        0            N/A
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
----------------------- ------------- -------------- ------------- -------------- ------------- -------------
    Mary-Ann Ward            5        $1.9 billion        1        $395 million        19       $248 million
----------------------- ------------- -------------- ------------- -------------- ------------- -------------


* Responses are given with respect to the Columbia Fund Complex.

See Portfolio Transactions for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of each Fund's most recent fiscal year:


------------------------------------------------------- -----------------------------------------------------
                  PORTFOLIO MANAGER                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                                                                         BENEFICIALLY OWNED

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                    Leonard Aplet                                                $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                  Paul J. Berlinguet                                             $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                    Daniel H. Cole                                               $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                 Brian J. Cunningham                                             $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                   Richard Dahlberg                                              $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                   Edward P. Hickey                                       $50,000-$100,000
                                                                      (Large Cap Growth Fund)
------------------------------------------------------- -----------------------------------------------------

------------------------------------------------------- -----------------------------------------------------
                  Harvey Hirschhorn                                              $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                 Thomas Lettenberger                                      $10,000-$50,000
                                                                    (Small Company Growth Fund)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                     Steven Lilly                                                $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                    Robert Madsen                                                $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                  Gregory M. Miller                                              $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                   Ann T. Peterson                                               $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                   Christian Pineno                                              $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                  Jeffrey L. Rippey                                              $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                     Klaus Ropke                                                 $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                    Mary-Ann Ward                                                $0
------------------------------------------------------- -----------------------------------------------------

COMPENSATION

As of the Funds' most recent fiscal year end, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall success.


------------------------------------------------------- -----------------------------------------------------
                  PORTFOLIO MANAGER                                    PERFORMANCE BENCHMARK

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                    Leonard Aplet                         Standard & Poor's 500 Index and Lehman Brothers
                                                                        Aggregate Bond Index
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                  Paul J. Berlinguet                      Standard & Poor's 500 Index and Lehman Brothers
                                                           Aggregate Bond Index (Asset Allocation Fund);
                                                         Russell 1000 Growth Index (Large Cap Growth Fund)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                    Daniel H. Cole                                   Russell 2000 Growth Index
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                 Brian J. Cunningham                      Standard & Poor's 500 Index and Lehman Brothers
                                                                        Aggregate Bond Index
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                   Richard Dahlberg                       Standard & Poor's 500 Index and Lehman Brothers
                                                                        Aggregate Bond Index
------------------------------------------------------- -----------------------------------------------------

------------------------------------------------------- -----------------------------------------------------
                   Edward P. Hickey                       Standard & Poor's 500 Index and Lehman Brothers
                                                           Aggregate Bond Index (Asset Allocation Fund);
                                                         Russell 1000 Growth Index (Large Cap Growth Fund)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                  Harvey Hirschhorn                       Standard & Poor's 500 Index and Lehman Brothers
                                                                        Aggregate Bond Index
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                 Thomas Lettenberger                                 Russell 2000 Growth Index
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                     Steven Lilly                                    Russell 2000 Growth Index
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                    Robert Madsen*                        Standard & Poor's 500 Index and Lehman Brothers
                                                                        Aggregate Bond Index
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                  Gregory M. Miller                       Standard & Poor's 500 Index and Lehman Brothers
                                                                        Aggregate Bond Index
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                   Ann T. Peterson                              Citigroup Government/Mortgage Index
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                   Christian Pineno                                  Russell 2000 Growth Index
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                  Jeffrey L. Rippey                       Standard & Poor's 500 Index and Lehman Brothers
                                                                        Aggregate Bond Index
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                     Klaus Ropke*                         Standard & Poor's 500 Index and Lehman Brothers
                                                                        Aggregate Bond Index
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
                    Mary-Ann Ward                         Standard & Poor's 500 Index and Lehman Brothers
                                                           Aggregate Bond Index (Asset Allocation Fund);
                                                         Russell 1000 Growth Index (Large Cap Growth Fund)
------------------------------------------------------- -----------------------------------------------------

* As Messrs. Madsen and Ropke are employees of Nordea, a sub-advisor, they do not participate in Columbia Management's compensation structure.

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.


                                                                June 24, 2005